Taxes- Schedule of Aggregate Deferred Tax Assets (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Deferred tax assets:
Net operating loss carry forwards	$ 4,737,477	$ 3,338,878	$ 2,787,876
Share-based compensation expenses	1,254,038	721,817	681,424
Less: valuation allowance	(5,991,515)	(4,060,695)	(3,469,300)
Deferred tax asset, net